UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
_________

FORM 10-D

Asset-Backed Issuer Distribution Report Pursuant to Section 13 or 15(d) of the
Securities Exchange Act of 1934
________________________

For the monthly distribution period from July 1, 2008 to July 31, 2008

Commission File Number of issuing entity: 333-131356-06

USAA Auto Owner Trust 2008-1
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-122759

USAA Acceptance, LLC
(Exact name of depositor as specified in its charter)

USAA Federal Savings Bank
(Exact name of sponsor as specified in its charter)

Delaware	26-6123455
(State or other jurisdiction of incorporation	(I.R.S. Employer
or organization of the depositor)	Identification No.)

One Rodney Square
920 King Street, 1st Floor
Wilmington, Delaware	19801
(Address of principal executive offices of the depositor)	(Zip Code)

(302) 888-7536
(Telephone number, including area code)

Title of Class	Registered/reporting pursuant to (check one)			Name of exchange
	Section 12(b)	Section 12(g)	Section 15(d)	(If Section 12(b))
A-1	[____]	[____]	[_X_]
A-2	[____]	[____]	[_X_]
A-3	[____]	[____]	[_X_]
A-4	[____]	[____]	[_X_]
B	[____]	[____]	[_X_]

Indicate by check mark if the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports) and (2) has been subject to such filing requirements for the past 90 days.

Yes ______      No ____X___

Part I – Distribution Information

Item 1.    Distribution and Pool Performance Information.

     The description of the distribution and pool performance for the distribution period from July 1, 2008 to July 31, 2008 is provided on the monthly statement attached as Exhibit 99.1 to this Form 10-D.

     Distributions are made by the Trustee (on behalf of the issuing entity) to Noteholders pursuant to the Indenture, dated as of January 15, 2008, between USAA Auto Owner Trust 2008-1, as issuer (the “Trust”) and The Bank of New York, as indenture trustee (the “Indenture Trustee”) and the Sale and Servicing Agreement, dated as of January 15, 2008, between the Trust, USAA Acceptance, LLC, as depositor, USAA Federal Savings Bank, as seller and servicer and the Trust. Capitalized terms used but not defined in this report on Form 10-D (including the Monthly Statement to Noteholders attached hereto as Exhibit 99.1) are used as defined in the Indenture and the Sale and Servicing Agreement filed on Form 8-K with the Securities and Exchange Commission.

     See the Indenture, the Sale and Servicing Agreement and the Prospectus Supplement dated January 7, 2008 filed with the Commission on January 11, 2008 pursuant to Rule 424(b)(5) of the Securities Act for a description of transaction parties, calculation formulas, allocations and purposes of the distribution and pool performance information in Exhibit 20.1.

Part II – Other Information

Item 3.    Sales of Securities and Use of Proceeds.

     On January 15, 2008, the Trust transferred in a private placement in reliance on Section 4(2) of the Securities Act, a trust certificate evidencing a 100% beneficial interest in the Trust to the Depositor as partial consideration for the transfers of the receivables to the trust on that day.

Item 9.    Exhibits.

Exhibit No.	Description

99.1	Monthly Statement furnished to Noteholders

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934, the Servicer has duly caused this report to be signed on behalf of the Issuing Entity by the undersigned hereunto duly authorized.

USAA FEDERAL SAVINGS BANK

By:	/s/ MICHAEL J. BROKER
Name: Michael J. Broker
Title: Vice President

Dated: August 27, 2008

Exhibit Index

Exhibit

99.1 Monthly Statement to Noteholders